UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Dividend Growth Fund	September 30, 2014

T. Rowe Price Dividend Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 96.6%		
CONSUMER DISCRETIONARY 12.0%		
Auto Components 0.6%		
Johnson Controls	553,900	24,372
		24,372
Hotels, Restaurants & Leisure 2.1%		
Carnival	643,500	25,849
Marriott, Class A	255,991	17,894
McDonald's	136,900	12,980
MGM Resorts International (1)	613,100	13,966
Wynn Resorts	105,900	19,812
		90,501
Leisure Products 0.4%		
Mattel	522,100	16,002
		16,002
Media 4.6%		
Omnicom	605,200	41,674
Time Warner	806,266	60,639
Time Warner Cable, Class A	323,200	46,376
Walt Disney	541,800	48,237
		196,926
Multiline Retail 0.6%		
Kohl's	395,700	24,149
		24,149
Specialty Retail 3.2%		
Home Depot	547,900	50,264
L Brands	402,400	26,953
Ross Stores	640,900	48,439
TSC	178,500	10,980
		136,636

Textiles, Apparel & Luxury Goods 0.5%		
Nike, Class B	252,000	22,478
		22,478
Total Consumer Discretionary		511,064
CONSUMER STAPLES 8.4%		
Beverages 2.6%		
Coca-Cola	296,400	12,644
PepsiCo	866,700	80,681
Pernod Ricard (EUR)	175,645	19,853
		113,178
Food & Staples Retailing 1.5%		
Costco Wholesale	148,300	18,585
Wal-Mart	185,100	14,154
Walgreen	516,800	30,631
		63,370
Food Products 2.5%		
General Mills	604,100	30,477
McCormick	213,200	14,263
Mondelez International	754,900	25,867
Nestle (CHF)	477,811	35,047
		105,654
Household Products 0.7%		
Colgate-Palmolive	267,100	17,421
Procter & Gamble	136,700	11,447
		28,868
Tobacco 1.1%		
Philip Morris International	563,900	47,029
		47,029
Total Consumer Staples		358,099

ENERGY 7.4%		
Energy Equipment & Services 1.1%		
Schlumberger	464,900	47,276
		47,276
Oil, Gas & Consumable Fuels 6.3%		
Apache	346,200	32,498
Chevron	328,400	39,184
EQT	399,500	36,570
ExxonMobil	534,000	50,223
Occidental Petroleum	480,800	46,229
Phillips 66	232,600	18,913
Spectra Energy	1,098,002	43,107
		266,724
Total Energy		314,000
FINANCIALS 19.2%		
Banks 5.7%		
JPMorgan Chase	1,237,400	74,541
PNC Financial Services Group	527,100	45,109
U.S. Bancorp	1,227,600	51,351
Wells Fargo	1,389,700	72,084
		243,085
Capital Markets 5.0%		
LPL Financial Holdings	386,600	17,803
Morgan Stanley	1,067,500	36,904
Northern Trust	397,300	27,028
State Street	928,900	68,376
TD Ameritrade Holding	1,148,040	38,310
Waddell & Reed Financial, Class A	476,900	24,651
		213,072

Consumer Finance 1.3%		
American Express	610,000	53,399
		53,399
Diversified Financial Services 0.5%		
McGraw Hill Financial	230,600	19,474
		19,474
Insurance 2.9%		
Allstate	465,700	28,580
Aon	588,900	51,629
Chubb	473,100	43,090
		123,299
Real Estate Investment Trusts 3.8%		
American Tower, REIT	203,200	19,026
Crown Castle International, REIT	881,400	70,979
General Growth Properties, REIT	1,314,400	30,954
Iron Mountain, REIT (2)	359,547	11,739
Weyerhaeuser, REIT	968,700	30,863
		163,561
Total Financials		815,890
HEALTH CARE 16.8%		
Health Care Equipment & Supplies 4.1%		
Becton, Dickinson & Company	398,500	45,353
Covidien	417,300	36,101
DENTSPLY International	990,000	45,144
Medtronic	207,400	12,848
Stryker	424,600	34,287
		173,733
Health Care Providers & Services 4.6%		
AmerisourceBergen	326,300	25,223
Cigna	176,250	15,984

McKesson	414,800	80,749
UnitedHealth Group	868,400	74,900
		196,856
Life Sciences Tools & Services 2.7%		
Agilent Technologies	804,900	45,863
Thermo Fisher Scientific	569,100	69,260
		115,123
Pharmaceuticals 5.4%		
Johnson & Johnson	476,600	50,801
Merck	1,148,400	68,077
Pfizer	2,698,700	79,800
Zoetis	820,300	30,310
		228,988
Total Health Care		714,700
INDUSTRIALS & BUSINESS SERVICES 13.9%		
Aerospace & Defense 2.0%		
Rockwell Collins	191,200	15,009
United Technologies	675,800	71,365
		86,374
Air Freight & Logistics 1.3%		
C.H. Robinson Worldwide	232,100	15,393
UPS, Class B	407,400	40,043
		55,436
Commercial Services & Supplies 1.3%		
Tyco International	1,264,000	56,336
		56,336
Electrical Equipment 0.5%		
Eaton	333,674	21,145
		21,145

Industrial Conglomerates 3.9%		
Danaher	1,051,300	79,878
GE	988,300	25,320
Roper Industries	415,400	60,769
		165,967
Machinery 2.7%		
Flowserve	302,200	21,311
Illinois Tool Works	400,200	33,785
Pall	543,200	45,466
Stanley Black & Decker	157,100	13,949
		114,511
Professional Services 0.7%		
Equifax	392,400	29,328
		29,328
Road & Rail 0.6%		
Norfolk Southern	240,500	26,840
		26,840
Trading Companies & Distributors 0.9%		
Fastenal	237,900	10,682
W. W. Grainger	107,400	27,027
		37,709
Total Industrials & Business Services		593,646
INFORMATION TECHNOLOGY 11.7%		
Communications Equipment 1.2%		
Cisco Systems	1,086,400	27,345
QUALCOMM	302,800	22,640
		49,985
IT Services 5.1%		
Accenture, Class A	590,600	48,027

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 30, 1992. The fund seeks dividend income and long-term capital growth primarily through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At September 30, 2014, the value of loaned securities was $10,515,000; the value of cash collateral and related investments was $10,887,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $2,758,082,000. Net unrealized gain aggregated $1,508,710,000 at period-end, of which $1,514,736,000 related to appreciated investments and $6,026,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014